Related Parties - Schedule of Related Parties Transactions and Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Promissory note – related party	$ 2,061	$ 0
Due to related parties	181	255	$ 42
Other current liabilities	6,059	3,117	1,167
Related Party [Member]
Related Party Transaction [Line Items]
Note receivable - related party	0	4,500	1,000
Due from related parties	0	1,641	0
Other current liabilities	181	154	$ 0
Due to Related Parties [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 0	$ 255